Net income/(loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	$ 1,750,144	¥ 12,184,155	¥ (2,491,633)	¥ 116,819
Net loss from discontinued operations attributable to ordinary shareholders | ¥				(269,076)
Net income/(loss) attributable to ordinary shareholders	$ 1,750,144	¥ 12,184,155	¥ (2,491,633)	¥ (152,257)
Denominator:
Weighted average number of shares - basic	2,912,637,241	2,912,637,241	2,877,902,678	2,844,826,014
Adjustments for dilutive options and RSUs	54,684,562	54,684,562		66,635,803
Weighted average number of shares - diluted	2,967,321,803	2,967,321,803	2,877,902,678	2,911,461,817
Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders | (per share)	$ 0.60	¥ 4.18	¥ (0.87)	¥ 0.04
Basic net loss per share from discontinued operations attributable to ordinary shareholders | ¥ / shares				(0.09)
Basic net income/(loss) per share attributable to ordinary shareholders | (per share)	0.60	4.18	(0.87)	(0.05)
Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders | (per share)	0.59	4.11	(0.87)	0.04
Diluted net loss per share from discontinued operations attributable to ordinary shareholders | ¥ / shares				(0.09)
Diluted net income/(loss) per share attributable to ordinary shareholders | (per share)	$ 0.59	¥ 4.11	¥ (0.87)	¥ (0.05)